Earnings (Loss) Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Basic and Diluted (Loss) Earnings Per Share [Line Items]
Net income (loss) attributable to TOYO Co., Ltd.’s shareholders		$ 28,411,204	$ (3,253,222)
Less: Net loss attributable to holders of earnout shares			(907,634)
Net income (loss) attributable to TOYO Co., Ltd’s ordinary shareholders		$ 28,411,204	$ (2,345,688)
Weighted average number of ordinary share outstanding– basic (in Shares)	[1]	37,678,920	33,595,743
Earnings (loss) per share – basic (in Dollars per share)	[1]	$ 0.75	$ (0.07)
Weighted average number of ordinary share outstanding– diluted (in Shares)	[1]	37,693,224	33,595,743
Earnings (loss) per share – diluted (in Dollars per share)	[1]	$ 0.75	$ (0.07)
Warrant [Member]
Schedule of Basic and Diluted (Loss) Earnings Per Share [Line Items]
Total		$ 4,970,007	$ 4,974,528
Public Warrants [Member] | Warrant [Member]
Schedule of Basic and Diluted (Loss) Earnings Per Share [Line Items]
Total		4,600,000	4,600,000
Private Warrants [Member] | Warrant [Member]
Schedule of Basic and Diluted (Loss) Earnings Per Share [Line Items]
Total		212,240	212,240
Other Warrants [Member] | Warrant [Member]
Schedule of Basic and Diluted (Loss) Earnings Per Share [Line Items]
Total		157,767	157,767
AMI Warrants [Member] | Warrant [Member]
Schedule of Basic and Diluted (Loss) Earnings Per Share [Line Items]
Total			$ 4,521

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).